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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Attn. Mary Cole
                             Washington, D.C. 20549

     RE: N-CSR Annual Report for Year Ended 12/31/07

Attached is the filing for the above referenced report.

Investment Company Act file numbers 811-09152 and 333-08685.

Sincerely,

/s/ J. Andre Weisbrod
J. Andre Weisbrod